Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	19 Months Ended	28 Months Ended	34 Months Ended	36 Months Ended	60 Months Ended	71 Months Ended	86 Months Ended	93 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000255834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000229356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000183970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000218348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000247047
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
C000247050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
C000243085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
C000229357
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
C000015260
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000015261
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000244515
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
Without Sales Load [Member] | C000255834
Average Annual Return [Line Items]
Average Annual Return, Percent		6.63%	4.48%
Without Sales Load [Member] | C000229356
Average Annual Return [Line Items]
Average Annual Return, Percent		3.77%					1.95%			3.25%
Without Sales Load [Member] | C000183970
Average Annual Return [Line Items]
Average Annual Return, Percent		6.34%					5.01%			5.17%
Without Sales Load [Member] | C000218348
Average Annual Return [Line Items]
Average Annual Return, Percent		24.05%					7.97%	13.99%
Without Sales Load [Member] | C000247047
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.56%)		11.76%
Without Sales Load [Member] | C000247050
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.90%)		(5.40%)
Without Sales Load [Member] | C000243085
Average Annual Return [Line Items]
Average Annual Return, Percent		20.45%				14.19%
Without Sales Load [Member] | C000229357
Average Annual Return [Line Items]
Average Annual Return, Percent		25.54%					8.38%		9.15%
Without Sales Load [Member] | C000015260
Average Annual Return [Line Items]
Average Annual Return, Percent		1.99%					(0.82%)				7.49%
Without Sales Load [Member] | C000015261
Average Annual Return [Line Items]
Average Annual Return, Percent		16.33%					5.71%				7.41%
Without Sales Load [Member] | C000244515
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.64%)			3.23%
Litman Gregory Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent		5.49%	3.77%
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		3.79%					0.08%			2.09%
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		3.79%					0.08%			2.09%
Litman Gregory Index: MSCI China All Shares Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Average Annual Return, Percent		9.54%		16.37%
Litman Gregory Index: MSCI ACWI Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index
Average Annual Return, Percent		27.66%		20.25%
Litman Gregory Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent		22.01%				20.92%
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		3.79%					0.08%		1.58%
Litman Gregory Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%					11.47%				13.14%
Litman Gregory Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		20.23%					9.05%				9.66%
Litman Gregory Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent		23.67%			20.74%
Litman Gregory Index: Morningstar Muni National Intermediate Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Muni National Intermediate Category
Average Annual Return, Percent		6.16%	3.67%
Litman Gregory Index: Bloomberg US Interm Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Interm Credit Index
Average Annual Return, Percent		4.03%					1.80%			3.29%
Litman Gregory Index: Morningstar Corporate Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Corporate Bond Category
Average Annual Return, Percent		4.21%					0.52%			2.95%
Litman Gregory Index: Bloomberg US Aggregate 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate 1-3 Year Index
Average Annual Return, Percent		3.23%					2.15%			2.45%
Litman Gregory Index: Morningstar Nontraditional Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Nontraditional Bond Category
Average Annual Return, Percent		3.53%					2.40%			2.84%
Litman Gregory Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent		40.78%					6.98%	14.35%
Litman Gregory Index: Morningstar US Small Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Blend Category
Average Annual Return, Percent		33.35%					7.71%	14.61%
Litman Gregory Index: Morningstar China Region Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar China Region Category
Average Annual Return, Percent		22.82%		20.54%
Litman Gregory Index: Morningstar Foreign Large Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Growth Category
Average Annual Return, Percent		12.96%		11.90%
Litman Gregory Index: Morningstar Large Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value Category
Average Annual Return, Percent		21.13%				16.32%
Litman Gregory Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		27.09%				18.09%
Litman Gregory Index: Morningstar Systematic Trend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Systematic Trend Category
Average Annual Return, Percent		18.44%					4.14%		4.36%
Litman Gregory Index: SG CTA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SG CTA Index
Average Annual Return, Percent		18.35%					5.29%		5.45%
Litman Gregory Index: Morningstar Global Large-Stock Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Large-Stock Blend Category
Average Annual Return, Percent		18.13%					8.34%				10.62%
Litman Gregory Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent		23.67%					10.98%				12.78%
Litman Gregory Index: Morningstar Foreign Large Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Blend Category
Average Annual Return, Percent		21.13%					8.25%				9.07%
Litman Gregory Index: Morningstar Global Large-Stock Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Large-Stock Growth
Average Annual Return, Percent		13.13%			16.16%